Share-based Compensation - Summary of Share Based Compensation Stock Options Activity Outstanding (Detail) - Share-based Payment Arrangement, Option [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Schedule Of Share Based Compensation Stock Options Activity Outstanding [Line Items]
Options number, Outstanding | shares	205,384,609
Options number, Exercisable | shares	93,573,509
Options number, Expected to vest | shares	111,811,100
Weighted average exercise price, Outstanding | $ / shares	$ 0.0387
Weighted average exercise price, Exercisable | $ / shares	0.0478
Weighted average exercise price, Expected to vest | $ / shares	$ 0.0312
Weighted average remaining contractual life, Outstanding	8 years 7 months 13 days
Weighted average remaining contractual life, Exercisable	7 years 10 months 6 days
Weighted average remaining contractual life, Expected to vest	9 years 3 months 7 days
Aggregate intrinsic value, Outstanding | $	$ 330
Aggregate intrinsic value, Exercisable | $	82
Aggregate intrinsic value, Expected to vest | $	$ 247